Employee Benefit Plans (Details 4)	Dec. 25, 2011	Dec. 26, 2010
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%	2.00%
Equity Securities [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	62.00%	58.00%
Debt Securities [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	34.00%	40.00%